Analysis of Net Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents	$ 7,721	$ 9,918	[1]	$ 9,191
Undrawn committed loan facilities	$ 4,400	$ 4,055
Euro [member]
Disclosure of Financial Assets and Liabilities [line items]
Percentage of total cash and cash equivalents	59.00%	70.00%
US Dollar [member]
Disclosure of Financial Assets and Liabilities [line items]
Percentage of total cash and cash equivalents	24.00%	15.00%

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.